Investments and Derivative Instruments (Available-for-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Available-for-Sale Securities
Cost or Amortized Cost	$ 46,161	[1]	$ 46,679	[1]
Gross Unrealized Gains	4,486	[1]	3,514	[1]
Gross Unrealized Losses	(823)	[1]	(1,972)	[1]
Fair Value	49,804	[1]	48,176	[1]
Non-Credit OTTI	(62)	[1],[2]	(148)	[1],[2]
Total fixed maturities, AFS	45,753		46,236
Equity securities, AFS	408		443
ABS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,807		2,361
Gross Unrealized Gains	38		38
Gross Unrealized Losses	(172)		(306)
Fair Value	1,673		2,093
Non-Credit OTTI	(4)	[2]	(3)	[2]
Collateralized Debt Obligations [Member]
Available-for-Sale Securities
Cost or Amortized Cost	2,236	[3]	2,055	[3]
Gross Unrealized Gains	61	[3]	15	[3]
Gross Unrealized Losses	(117)	[3]	(272)	[3]
Fair Value	2,160	[3]	1,798	[3]
Non-Credit OTTI	(4)	[2],[3]	(29)	[2],[3]
CMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	3,757		4,418
Gross Unrealized Gains	262		169
Gross Unrealized Losses	(107)		(318)
Fair Value	3,912		4,269
Non-Credit OTTI	(7)	[2]	(19)	[2]
Corporate [Member]
Available-for-Sale Securities
Cost or Amortized Cost	27,774	[3]	28,084	[3]
Gross Unrealized Gains	3,426	[3]	2,729	[3]
Gross Unrealized Losses	(221)	[3]	(539)	[3]
Fair Value	30,979	[3]	30,229	[3]
Non-Credit OTTI	(19)	[2],[3]	0	[2],[3]
Foreign Government Debt Securities [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,369		1,121
Gross Unrealized Gains	120		106
Gross Unrealized Losses	(29)		(3)
Fair Value	1,460		1,224
Non-Credit OTTI	0	[2]	0	[2]
Municipal [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,808		1,504
Gross Unrealized Gains	204		104
Gross Unrealized Losses	14		(51)
Fair Value	1,998		1,557
Non-Credit OTTI	0	[2]	0	[2]
RMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	4,590		4,069
Gross Unrealized Gains	196		170
Gross Unrealized Losses	(115)		(416)
Fair Value	4,671		3,823
Non-Credit OTTI	(28)	[2]	(97)	[2]
U.S. Treasuries [Member]
Available-for-Sale Securities
Cost or Amortized Cost	2,412		2,624
Gross Unrealized Gains	151		162
Gross Unrealized Losses	(12)		(1)
Fair Value	2,551		2,785
Non-Credit OTTI	0	[2]	0	[2]
Fixed maturities, AFS [Member]
Available-for-Sale Securities
Gross Unrealized Gains	4,458		3,493
Gross Unrealized Losses	(787)		(1,906)
Fair Value	49,404		47,778
Non-Credit OTTI	(62)	[2]	(148)	[2]
Equity Securities, AFS [Member]
Available-for-Sale Securities
Gross Unrealized Gains	28		21
Gross Unrealized Losses	(36)		(66)
Fair Value	400		398
Non-Credit OTTI	$ 0	[2]	$ 0	[2]

[1]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.
[3]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).